Supplement to the
Fidelity® Emerging Markets Discovery Fund and Fidelity® Total Emerging Markets Fund
December 30, 2021
Prospectus

Steven Kaye no longer serves as a co-manager of Fidelity® Total Emerging Markets Fund.

EMD-TEK-22-01 1.942952.117	January 28, 2022

Supplement to the
Fidelity® Series Emerging Markets Fund, Fidelity® Series Emerging Markets Opportunities Fund, Fidelity® Series International Growth Fund, Fidelity® Series International Small Cap Fund and Fidelity® Series International Value Fund
December 30, 2021
Prospectus

Steven Kaye no longer serves as a co-manager of Fidelity® Series Emerging Markets Opportunities Fund.

GSV-S-22-01 1.928460.114	January 28, 2022

Supplement to the
Fidelity® Total Emerging Markets Fund
Class A, Class M, Class C, Class I and Class Z
December 30, 2021
Prospectus

Steven Kaye no longer serves as a co-manager of the fund.

ATEK-22-01 1.942953.120	January 28, 2022